FINANCE ITEMS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Interest income on bank deposits	$ 3,543	$ 6,941
Finance income	3,543	6,941
Interest on finance leases and other loans	3,525	922
Finance fees and bank charges	1,600	512
Unwinding of discount on rehabilitation provision (note 18)	356	848
Loss on derivative contracts	2,355	0
Finance costs	$ 7,836	$ 2,282